Intangible Assets - Summary of Intangible Assets and Goodwill (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	$ 23,967
Ending balance	24,180	$ 23,967
Gross Carrying Amount [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	29,106	10,348
Additions	1,570
Sales, retirements and other movements	(224)	(3)
Currency translation differences	237	(131)
Ending balance	30,689	29,106
Other additions		130
Gross Carrying Amount [Member] | BG Group Plc [Member] |
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Additions		18,762
Depreciation, Depletion and Amortization, Including Impairments [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	5,139	4,065
Sales, retirements and other movements	(377)	(63)
Currency translation differences	178	(88)
Ending balance	6,509	5,139
Charge for the year	1,569	1,225
Goodwill [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	12,987
Ending balance	13,662	12,987
Goodwill [Member] | Gross Carrying Amount [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	13,592	2,604
Additions	784
Sales, retirements and other movements	(261)	(3)
Currency translation differences	39	(6)
Ending balance	14,154	13,592
Goodwill [Member] | Gross Carrying Amount [Member] | BG Group Plc [Member] |
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Additions		10,997
Goodwill [Member] | Depreciation, Depletion and Amortization, Including Impairments [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	605	594
Sales, retirements and other movements	(136)
Currency translation differences	23	11
Ending balance	492	605
LNG Off Take and Sales Contracts [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	8,954
Ending balance	7,997	8,954
LNG Off Take and Sales Contracts [Member] | Gross Carrying Amount [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	10,429	3,271
Ending balance	10,429	10,429
LNG Off Take and Sales Contracts [Member] | Gross Carrying Amount [Member] | BG Group Plc [Member] |
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Additions		7,158
LNG Off Take and Sales Contracts [Member] | Depreciation, Depletion and Amortization, Including Impairments [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	1,475	556
Ending balance	2,432	1,475
Charge for the year	957	919
Other Intangible Assets [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	2,026
Ending balance	2,521	2,026
Other Intangible Assets [Member] | Gross Carrying Amount [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	5,085	4,473
Additions	786
Sales, retirements and other movements	37
Currency translation differences	198	(125)
Ending balance	6,106	5,085
Other additions		130
Other Intangible Assets [Member] | Gross Carrying Amount [Member] | BG Group Plc [Member] |
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Additions		607
Other Intangible Assets [Member] | Depreciation, Depletion and Amortization, Including Impairments [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	3,059	2,915
Sales, retirements and other movements	(241)	(63)
Currency translation differences	155	(99)
Ending balance	3,585	3,059
Charge for the year	$ 612	$ 306